Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Equity

5. Common Stock

The holders of common stock of the Company are entitled to dividends when and if declared by the board of directors. The holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. As of December 31, 2021 and 2022, the Company had 180.6 million authorized shares with a par value of $0.000001 per share. The Company’s founder and sole stockholder was issued 17,454,542 shares of the Company’s common stock (“Founders Shares”) upon the formation of the Company on January 2, 2019.

In December 2020, the sole stockholder of the Company contributed 100% of his Founders Shares to Poseidon Bio, LLC (“Poseidon”), which became the sole stockholder of the Company. In February 2021, Poseidon transferred 342,244 shares of the Company’s common stock back to the Company’s founder.

In February 2021, Poseidon amended and restated its operating agreement to allow additional members into Poseidon by issuing Class A units and Class B units in which the Company’s founder is the sole Class A unit holder who holds 100% of the voting power of Poseidon. In addition, certain executives and employees of the Company were granted Class B unit profit interests in Poseidon. These profit interests grants in the Company’s controlling shareholder were deemed to be transactions incurred by the shareholder and within the scope of FASB ASC 718, Stock Compensation. As a result, the related transactions by the shareholder were pushed down into the Company’s consolidated financial statements. As of December 31, 2022, the Company’s founder held 100% of the voting power and 68% of the equity interests in Poseidon. See Stock-Based Compensation for Profit Interests in Poseidon section below.

In March 2021, the Company authorized the issuance of 42,176 shares of common stock in the Company to certain persons who were accredited investors (consisting of friends and family of the Company’s employees) at an aggregate offering price of $1.0 million. As of December 31, 2022, the Company has issued 41,828 shares of common stock at an aggregate offering price of $1.0 million of the total amounts approved. As of December 31, 2022, a total of 17,496,370 shares of common stock of the Company have been issued and Poseidon held 98% of the voting power of the Company.

On July 13, 2021, the Company implemented a 1-for-4 stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On January 19, 2022, the Company implemented an 8-for-11 reverse stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On February 1, 2022, the Company implemented a 6-for-7 reverse stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On February 2, 2022, the Company implemented a 28-for-29 reverse stock split of the Company’s common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

Stock-Based Compensation for Profit Interests in Poseidon

The Company recognizes compensation costs related to profit interests granted to employees, nonemployees and directors based on the estimated fair value of the awards on the date of grant. The Company estimates the grant date fair value and the resulting stock-based compensation expense using the Black-Scholes option-pricing model. The grant date fair value of the profit interests in Poseidon are recognized on a straight-line basis over the requisite service periods but accelerated to the extent that grants vest sooner than on a straight-line basis. Forfeitures are accounted for as they occur.

On February 22, 2021, 3,080,000 Class B profit interests were granted. The estimated fair value of a Class B profit interest in Poseidon at February 22, 2021, the grant date of the profit interests, was $22.26 per interest and was determined using an option-pricing model under which interests are valued by creating a series of call options with exercise prices based on the liquidation preferences and conversion terms of each equity class, adjusted for a discount for the lack of marketability to account for a lack of access to an active public market. As of December 31, 2022, the profit interests were fully vested.

On April 20, 2022, an additional 25,500 fully vested Class B profit interests were granted to an executive. The estimated fair value of a Class B profit interest in Poseidon on the grant date was $7.03 per interest and was determined using an option-pricing model under which interests are valued by creating a series of call options with exercise prices based on the liquidation preferences and conversion terms of each equity class, adjusted for a discount for the lack of marketability to account for a lack of access to an active public market. Currently, the Class B profit interests granted are fully vested. The stock-based compensation amount was included in the total amount recorded in the financial statements as of December 31, 2022.

The following assumptions were used to estimate the fair value of the profits interests that were granted on February 22, 2021:

Risk-free interest rate	0.11%
Fair value of common stock of the Company	$16.96
Expected dividend yield	—
Expected terms in years	2
Expected volatility	75%

The following assumptions were used to estimate the fair value of the profits interests that were granted on April 20, 2022:

Risk-free interest rate	2.10%
Fair value of common stock of the Company	$11.00
Expected dividend yield	—
Expected terms in years	8
Expected volatility	75%

As of December 31, 2022, there was $68.9 million of recognized compensation costs that has been fully amortized and there was no unrecognized compensation costs.

The stock-based compensation allocation was based upon the grantees vested interests and the amount of time spent in their respective operating department. The following table summarizes the allocation of stock-based compensation for the Profit Interests in Poseidon for the year ended December 31, 2021 and 2022:

(in thousands)	2021	2022
Research and development expense	$33,580	$8,231
General and administrative expense	22,970	4,147
Total stock-based compensation expense	$56,550	$12,378

Stock Options

In February 2021, the Company’s board of directors approved the Ocean Biomedical, Inc. 2021 Stock Option and Grant Plan (“2021 Stock Option and Grant Plan”) that reserves approximately 10% of unissued but authorized common stock shares. The 2021 Stock Option and Grant Plan permits the granting of incentive stock options, non-qualified stock options, restricted stock awards, unrestricted stock awards, and restricted stock units to employees, directors, officers, and consultants. As of December 31, 2022, no such options, awards or units have been granted.

Warrants

In February 2022, the Company entered into a Loan Agreement with Second Street Capital, LLC (the “Second Street Loan”), pursuant to which the Company borrowed $600,000. The Company issued to Second Street Capital, LLC a warrant to purchase 312,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. For a period of 180 days from the closing of the Company’s next financing, Second Street Capital, LLC has the right to put the warrants to the Company in exchange for a payment of $250,000. The Company recognized an expense in the amount of $250,000 for the put option and recorded the liability for the period ended December 31, 2022.

In May 2022, the Company entered into a second Loan Agreement with Second Street Capital, LLC (the “Second Street Loan 2”), pursuant to which the Company borrowed $200,000. The Company issued to Second Street Capital, LLC a warrant to purchase 62,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. There is no put option associated with this warrant. The Company recognized an expense of $388,938 for the warrants issued based on the estimated fair value of the awards on the date of grant.

On September 30, 2022, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity date was extended from November 18, 2022 to December 30, 2022. In consideration of the extension, the Company issued to Second Street Capital, LLC a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.20 per share exercisable until September 30, 2026. The Company recognized an expense of $435,075 for the warrants issued based on the estimated fair value of the awards on the date of grant. The Company recognized a total expense in the amount of $1,074,013 of which $250,000 was for the put option and $824,013 was for the warrants issued for the year ended December 31, 2022.

Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity

Note 6. Equity

Preferred Stock

The Company’s Amended Certificate provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s Board of Directors (“Board”) will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The Company’s Board will be able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of the common stock and could have anti-takeover effects. The ability of the Company’s Board to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of the Company or the removal of existing management. As of March 31, 2023, the Company does not currently have any preferred stock outstanding and does not currently intend to issue any shares of preferred stock.

Common Stock

The holders of common stock of the Company are entitled to dividends when and if declared by the Company’s Board. The holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. As March 31, 2023, the Company had 300,000,000 authorized shares of common stock with a par value of $0.0001 per share. At March 31, 2022, the Company had 180,564,262 authorized shares of common stock with a par value of $0.0001 per share.

Legacy Ocean’s founder and sole stockholder was issued 17,454,542 shares of Legacy Ocean’s common stock (“Founders Shares”) upon the formation of Legacy Ocean on January 2, 2019.

In December 2020, the sole stockholder of Legacy Ocean contributed 100% of his Founders Shares to Poseidon Bio, LLC (“Poseidon”), which became the sole stockholder of Legacy Ocean. In February 2021, Poseidon transferred 342,244 shares of Legacy Ocean’s common stock back to Legacy Ocean’s founder.

In February 2021, Poseidon amended and restated its operating agreement to allow additional members into Poseidon by issuing Class A units and Class B units in which Legacy Ocean’s founder is the sole Class A unit holder who holds 100% of the voting power of Poseidon. In addition, certain executives and employees of the Company were granted Class B unit profit interests in Poseidon. These profit interests grants in the Company’s controlling shareholder were deemed to be transactions incurred by the shareholder and within the scope of FASB ASC 718, Stock Compensation. As a result, the related transactions by the shareholder were pushed down into the Company’s condensed consolidated financial statements. As of March 31, 2023, Legacy Ocean’s founder held 100% of the voting power and 68% of the equity interests in Poseidon. See Stock-Based Compensation for Profit Interests in Poseidon section below.

In March 2021, Legacy Ocean authorized the issuance of common stock in Legacy Ocean to certain persons who were accredited investors (consisting of friends and family of Legacy Ocean’s employees) at an aggregate offering price of $1.0 million.

On January 19, 2022, Legacy Ocean implemented an 8-for-11 reverse stock split of its common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On February 1, 2022, Legacy Ocean implemented a 6-for-7 reverse stock split of its common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

On February 2, 2022, Legacy Ocean implemented a 28-for-29 reverse stock split of its common stock. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

As mentioned in Note 1, the Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, AHAC, who is the legal acquirer, is treated as the “acquired” company for financial reporting purposes and Legacy Ocean is treated as the accounting acquirer. Legacy Ocean has been determined to be the accounting acquirer. The effects of the Business Combination require a retroactive recapitalization of the Company.

Common Stock Issued Following the Closing of the Business Combination

For a discussion of shares of the Company’s common stock issued in connection with the Closing of the Business Combination, see “Note 3 Business Combination and Backstop Agreement.”

In connection with the Closing of the Company’s Business Combination on February 14, 2023, the Company, Legacy Ocean and Polar entered into a subscription agreement in which Polar agreed to purchase 1,350,000 newly-issued shares of our common stock at a per share purchase price of $10.56 and an aggregate purchase price of $14,260,404.

In connection with the Modification Agreement, dated March 22, 2023, with the NPIC Lender, on March 22, 2023, the Company issued to the NPIC Lender 50,000 shares of common stock in exchange for the extension of the maturity date of the NPIC Sponsor Loan. The estimated fair value of the issued stock was $7.16 per share and was determined using the closing price of the Company’s common stock on March 22, 2023. The Company recognized an expense of $358,000.

At March 31, 2023 and 2022, the common stock of the Company issued and outstanding consisted of the following:

	Common Stock Shares
	March 31, 2023	March 31, 2022
Stockholder
Legacy Ocean equity holders	17,496,370	17,496,370
Retroactive application of recapitalization	5,859,062	5,859,062
Adjusted Legacy Ocean equity holders	23,355,432	23,355,432
Non-redeemed public stockholders	293,569
Backstop Forward Purchase Agreement	3,535,466
Backstop Forward Purchase Agreement-Subscription Agreement	1,350,000
Share Consideration Shares	1,200,000
Sponsor extension shares	1,365,000
Sponsor shares	2,625,000
Shares Modification Agreement	50,000
Total	33,774,467	23,355,432

The Backstop Forward Purchase Agreement shares, Share Consideration Shares, and the Sponsor Shares were included in the effects of the Business Combination in the condensed consolidated statements of equity/(deficit) for the three months ended March 31, 2023.

Stock Options

2022 Stock Option and Incentive Plan

The Company’s stockholders approved and adopted the 2022 Stock Option and Incentive Plan and Form of Non-Qualified Stock Option Agreement for Non-Employee Directors (the “Incentive Plan”) at the Special Meeting. The Board approved and adopted the Incentive Plan prior to the Closing of the Business Combination.

The Board’s Compensation Committee will administer the Incentive Plan. Persons eligible to receive awards under the Incentive Plan include officers or employees of the Company or any of its subsidiaries, directors of the Company, and certain consultants and advisors to the Company or any of its subsidiaries. The maximum number of shares of common stock that may be issued or transferred pursuant to awards under the Incentive Plan equals 4,360,000 shares (the “Share Limit”). In addition, the Share Limit shall automatically increase on the first trading day in January of each calendar year during the term of the Incentive Plan, with the first such increase to occur in January 2024, by an amount equal to the lesser of (i) three percent (3%) of the total number of shares of common stock issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such number of shares of common stock as may be established by the Board.

The Incentive Plan authorizes stock options, stock appreciation rights, and other forms of awards granted or denominated in the Company’s common stock or units of the Company’s common stock, as well as cash bonus awards. The Incentive Plan retains flexibility to offer competitive incentives and to tailor benefits to specific needs and circumstances. Any award may be structured to be paid or settled in cash. Any awards under the Incentive Plan (including awards of stock options and stock appreciation rights) may be fully-vested at grant or may be subject to time- and/or performance-based vesting requirements.

The Incentive Plan does not limit the authority of the Board or any committee to grant awards or authorize any other compensation, with or without reference to the Company’s common stock, under any other plan or authority. The Board may amend or terminate the Incentive Plan at any time and in any manner. Stockholder approval for an amendment will be required only to the extent then required by applicable law or deemed necessary or advisable by the Board. Unless terminated earlier by the Board and subject to any extension that may be approved by stockholders, the authority to grant new awards under the Incentive Plan will terminate on the tenth anniversary of its establishment.

2022 Employee Stock Purchase Plan

The Company’s stockholders approved and adopted the 2022 Employee Stock Purchase Plan (the “ESPP”) at the Special Meeting. The Board approved and adopted the ESPP prior to the Closing of the Business Combination.

The ESPP will be administered by the Board’s Compensation Committee, which may delegate such of its duties, powers and responsibilities as it may determine to one or more of its members, and, to the extent permitted by law, our officers, and may delegate to employees and other persons such ministerial tasks as it deems appropriate. Subject to adjustment, 2,180,000 shares of common stock are available for purchase pursuant to the exercise of options under the ESPP. Shares to be delivered upon exercise of options under the ESPP may be authorized but unissued stock, treasury stock, or stock acquired in an open-market transaction. Subject to certain requirements and exceptions, all individuals classified as employees on the payroll records of the Company or its subsidiaries are eligible to participate in anyone or more of the offerings under the ESPP.

The ESPP allows eligible employees to purchase shares of common stock during specified offering periods, with such offering periods not to exceed 27 months. During each offering period, eligible employees will be granted an option to purchase shares of common stock on the last business day of the offering period. The purchase price of each share of common stock issued pursuant to the exercise of an option under the ESPP on an exercise date will be 85% (or such greater percentage as specified by the administrator of the ESPP) of the lesser of: (a) the fair market value of a share of common stock date the option is granted, which will be the first day of the offering period, and (b) the fair market value of a share of common stock on the exercise date, which will the last business day of the offering period.

Our Board has discretion to amend the ESPP to any extent and in any manner it may deem advisable, provided that any amendment that would be treated as the adoption of a new plan for purposes of Section 423 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”) will require stockholder approval. Our Board may suspend or terminate the ESPP at any time.

Stock-Based Compensation

The Company recognizes stock-based compensation costs related to all types of equity-based compensation awards granted to employees, nonemployees, and directors in accordance with GAAP. The Company estimates the fair value and the resulting amounts using the Black-Scholes option-pricing model. The fair value is recognized on a straight-line basis over the requisite service periods but accelerated to the extent that grants vest sooner than on a straight-line basis. Forfeitures are accounted for as they occur and requires management to make a number of other assumptions, the volatility of the underlying shares, the risk-free interest rate and expected dividends. Expected volatility is based on the historical share volatility of a set of comparable publicly traded companies over a period of time equal to the expected term of the grant or option.

Profit Interests in Poseidon

On February 22, 2021, 3,080,000 Class B profit interests in Poseidon were granted. The estimated fair value of a Class B profit interest in Poseidon at February 22, 2021, the grant date of the profit interests, was $22.26 per interest and was determined using an option-pricing model under which interests are valued by creating a series of call options with exercise prices based on the liquidation preferences and conversion terms of each equity class, adjusted for a discount for the lack of marketability to account for a lack of access to an active public market.

On April 20, 2022, an additional 25,500 fully vested Class B profit interests were granted to an executive. The estimated fair value of a Class B profit interest in Poseidon on the grant date was $7.03 per interest and was determined using an option-pricing model under which interests are valued by creating a series of call options with exercise prices based on the liquidation preferences and conversion terms of each equity class, adjusted for a discount for the lack of marketability to account for a lack of access to an active public market.

As of March 31, 2023, the profit interests were fully vested.

The following assumptions were used to estimate the fair value of the profits interests that were granted on February 22, 2021:

Risk-free interest rate	0.11%
Fair value of common stock of the Company	$16.96
Expected dividend yield	—
Expected terms in years	2
Expected volatility	75%

The following assumptions were used to estimate the fair value of the profits interests that were granted on April 20, 2022:

Risk-free interest rate	2.10%
Fair value of common stock of the Company	$11.00
Expected dividend yield	—
Expected terms in years	8
Expected volatility	75%

As of March 31, 2023 and 2022, there was $68.9 million and $61.1 million, respectively, of recognized compensation costs related to the Class B profit interest in Poseidon. As of March 31, 2023, the profit interests were fully amortized. As of March 31, 2022, there was $7.5 million, of unrecognized compensation costs relating to the profit interests.

Stock Options to Non-Employee Directors

Under the Non-employee Director Compensation Policy, upon initial election or appointment to the Company’s Board, each new non-employee director will be granted under the Incentive Plan a one-time grant of a non-statutory stock option to purchase 75,000 shares of its common stock on the date of such director’s election or appointment to the Board (the “Director Initial Grant”). The Director Initial Grant will vest in substantially equal monthly installments over three years, subject to the director’s continued service as a member of our Board through each applicable vesting date. The Director Initial Grant is subject to full acceleration vesting upon the sale of the Company.

On February 15, 2023, a Director Initial Grant was made to each of the non-employee directors elected to the Board at the Special Meeting. The exercise price was $10.00 per share.

The estimated fair value of a non-statutory stock option to purchase common stock on the grant date was $3.73 per share and was determined using the Black-Scholes option-pricing model. The stock-based compensation amount was included in the total amount recorded in the condensed consolidated financial statements as of March 31, 2023.

The following assumptions were used to estimate the fair value of the non-statutory stock options that were granted on February 15, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.03
Expected dividend yield	—
Expected years to maturity	6.5
Expected volatility	75%

As of March 31, 2023, there was $62 thousand of recognized compensation costs and the total unrecognized compensation related to unvested stock option awards granted was $2.2 million which the Company expects to recognize over a weighted-average period of approximately 2.9 years. No stock options were exercised during the period.

Special Forces F9 Warrants

In connection with the Strategic Advisory Agreement, dated March 19, 2023, between the Company and Special Forces F9, LLC (“Special Forces”), the Company issued to Special Forces a warrant to purchase 150,000 shares of its common stock with an exercise price of $11.50 per share exercisable until March 7, 2028. Warrants issued to advisors and consultants are also considered stock-based compensation. The estimated fair value of the warrant to purchase common stock on the grant date was $3.89 per share and was determined using the Black-Scholes option-pricing model.

The following assumptions were used to estimate the fair value of the warrants that were granted on March 19, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$7.17
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%

As of March 31, 2023, there was $583,500 of recognized compensation costs relating to the warrant and since the warrant was fully vested upon issuance, there were no unrecognized compensation costs. No warrants were exercised during the period. As of March 31, 2022, there were no stock-based compensation costs since no warrants were issued to consultants.

As of March 31, 2023, there was a total of $645,623 of recognized compensation costs related to the stock option and warrant grants. The total unrecognized compensation related to unvested stock option awards granted was $2.2 million which the Company expects to recognize over a weighted-average period of approximately 2.9 years. There were no unrecognized compensation costs related to the warrants. No stock options or warrants were exercised during the period.

As of March 31, 2022, there were no stock-based compensation costs related to stock options and warrants. The stock-based compensation costs during this period related to the profit interests in Poseidon discussed above.

The stock-based compensation pertaining to the non-employee directors non-statutory stock options, consultants’ warrants to purchase common stock, and Class B profit interests in Poseidon were expensed as a general and administrative expense and Class B profit interests in Poseidon were expensed as research and development expense. The following table summarizes the allocation of stock-based compensation for the stock options, warrants, and for the Class B profit interests in Poseidon for the three months ended March 31, 2023 and 2022, respectively:

	For the three months ended
(in thousands)	2023	2022
Research and development expense	$—	$3,186
General and administrative expense	646	1,357
Total stock-based compensation expense	$646	$4,543

Warrants

Under SEC guidelines, the Company is required to record the issuance of warrants based on the “fair value” of the warrant. Under ASC 820-10-35-2, “Fair Value” has a very technical definition and is defined as “the price that would be received to sell an asset or paid to transfer a liability or equity in an orderly transaction between market participants at the measurement date.” ASC 480 provides guidance for determining whether an instrument must be classified as a liability or equity. For a warrant that is fully vested with a fixed life term, the instrument is classified as equity. The Company recognizes the expense amount of the estimated fair value of the warrant and records in an APIC account on the date of grant.

The Company estimates the fair value and the resulting amounts using the Black-Scholes option-pricing model. The fair value is recognized on a straight-line basis over the requisite service periods but accelerated to the extent that grants vest sooner than on a straight-line basis. Forfeitures are accounted for as they occur and requires management to make a number of other assumptions, the volatility of the underlying shares, the risk-free interest rate and expected dividends. Expected volatility is based on the historical share volatility of a set of comparable publicly traded companies over a period of time equal to the expected term of the grant or option.

The Company accounts for warrants issued based on their respective grant dates fair values. Prior to September 2022, the value of the Second Street Warrants was estimated considering, among other things, contemporaneous valuations for the Company’s common stock prepared by unrelated third-party valuation firms and prices set forth in the Company’s previous filings with the SEC for a proposed IPO of its common stock that was not pursued by the Company (“Legacy Ocean IPO filings”). The Company used the mid-range price per share based upon the Legacy Ocean IPO filings. Starting in September 2022, following the execution of the Business Combination Agreement with AHAC, the value of the Second Street Warrants was based on the closing price of AHAC’s Class A common stock as reported on the Nasdaq Global Select Market on the grant date. The Company estimates the fair value, based upon these values, using the Black-Scholes option pricing model, which is affected principally by the life of the warrant, the volatility of the underlying shares, the risk-free interest rate, and expected dividends. Expected volatility is based on the historical share volatility of a set of comparable publicly traded companies over a period of time equal to the expected term of the warrants. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the warrant for time periods approximately equal to the expected term of the warrant. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The Company records the amount in Other expenses.

Second Street Warrants

In February 2022, the Company entered into the Second Street Loan, pursuant to which the Company borrowed $600,000. The Company issued to Second Street Capital a warrant to purchase 312,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. For a period of 180 days from the closing of the Company’s next financing, Second Street Capital has the right to put the warrants to the Company in exchange for a payment of $250,000.

The Company recognized interest expense in the amount of $250,000 for the put option and recorded the liability in its condensed consolidated financial statements for the three-month period ended March 31, 2022.

In April 2022, the Company entered into the Second Street Loan 2, pursuant to which the Company borrowed $200,000. The Company issued to Second Street Capital a warrant to purchase 62,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. There is no put option associated with this warrant. The estimated fair value of the warrant to purchase common stock on the grant date was $6.22 per share and was determined using the Black-Scholes option-pricing model. The Company recognized interest expense of $388,938 in the second quarter of 2022 for the warrants issued based on the estimated fair value of the awards on the date of grant.

The following assumptions were used to estimate the fair value of the warrants that were granted on April 22, 2022:

Risk-free interest rate	2.1%
Fair value of common stock of the Company	$11.00
Expected dividend yield	—
Expected terms in years	4
Expected volatility	75%

On September 30, 2022, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity dates were extended from November 18, 2022 to December 30, 2022. In consideration of the extensions, the Company issued to Second Street Capital a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.20 per share exercisable until September 30, 2026. The estimated fair value of the warrant to purchase common stock on the grant date was $5.80 per share and was determined using the Black-Scholes option-pricing model. The Company recognized interest expense of $435,075 in the third quarter of 2022 for the warrants issued based on the estimated fair value of the awards on the date of grant.

The following assumptions were used to estimate the fair value of the warrants that were granted on September 30, 2022:

Risk-free interest rate	2.5%
Fair value of common stock of the Company	$10.20
Expected dividend yield	—
Expected terms in years	4
Expected volatility	75%

In connection with the Closing, pursuant to a Warrant Exchange Agreement, on February 14, 2023, the Company replaced the three original warrants issued to Second Street Capital with new warrants, which consist of three warrants for the number of shares of our common stock equal to the economic value of the warrants previously issued to Second Street Capital. The new warrants are exercisable for a total of 511,712 shares of the Company’s common stock at an exercise price of $8.06 per share and 102,342 shares of the Company’s common stock at an exercise price of $7.47 per share. The new warrants expire four years from their date of issuance.

Effective February 15, 2023, the Second Street Loan and Second Street Loan 2 were further amended whereas the maturity dates were extended from February 15, 2023 to March 31, 2023. In consideration of the extensions, the Company issued to Second Street Capital a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.34 per share exercisable until March 31, 2028. The estimated fair value of the warrant to purchase common stock on the grant date was $3.19 per share and was determined using the Black-Scholes option-pricing model. The Company recognized interest expense in the amount of $239,025 in the Company’s condensed consolidated financial statements for the period ended March 31, 2023 for the warrants issued based on the estimated fair value of the awards on the date of grant.

The following assumptions were used to estimate the fair value of the warrants that were granted on February 15, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.03
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%

Effective March 29, 2023, the Company entered into a Loan Agreement with Second Street Capital pursuant to which the Company could borrow up to $1 million to pay certain accrued expenses. Of this amount, the Company borrowed $700,000. The Company issued a warrant to the lender for 200,000 shares of the Company’s common stock, exercisable for five years at an exercise price of $10.34. The estimated fair value of the warrant to purchase common stock on the grant date was $3.74 per share and was determined using the Black-Scholes option-pricing model. The estimated fair value of the warrant was $748,200 that is amortized over the term of the loan. The Company recognized $49,880 as interest expense in Other income/(loss) in its condensed consolidated financial statements for the three-months ended March 31, 2023. The balance of the estimated fair value of the warrants of $698,320 will be amortized over the term of the loan.

The following assumptions were used to estimate the fair value of the warrants that were granted on March 29, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.77
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%

Effective March 31, 2023, the Second Street Loan and the Second Street Loan 2 were further amended to extend the maturity dates to May 31, 2023. In addition, an additional warrant was issued to purchase 150,000 shares of the Company’s common stock with an exercise price of $11.50. The estimated fair value of the warrant to purchase common stock on the grant date was $3.50 per share and was determined using the Black-Scholes option-pricing model. The Company recognized interest expense of $524,400 for the warrants issued based on the estimated fair value of the awards on the date of grant in its condensed consolidated financial statements for the three-months ended March 31, 2023.

The following assumptions were used to estimate the fair value of the profits interests that were granted on March 31, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.64
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%

The Company recognized total interest expense in the amount of $813,305 for the Second Street warrants issued in the three months ended March 31, 2023 based on the estimated fair value of the awards on the date of grant in its condensed consolidated financial statements for the three months ended March 31, 2023. The balance of the estimated fair value of the warrants of $698,320 will be amortized over the remaining term of the loan.

McKra Investments III Warrant

Effective March 28, 2023, the Company entered into a Loan Agreement with McKra pursuant to which the Company borrowed $1,000,000. The Company issued a warrant to purchase 200,000 shares of the Company’s common stock, with an exercise price of $10.34 per share, exercisable until March 27, 2028. The estimated fair value of the warrant to purchase common stock on the grant date was $3.95 per share and was determined using the Black-Scholes option-pricing model. The estimated fair value of the warrant was $789,400 that is amortized over the term of the loan. The Company recognized $70,169 as interest expense in Other income/(loss) in its condensed consolidated financial statements for the three-months ended March 31, 2023. The balance of the estimated fair value of the warrants of $719,231 will be amortized over the remaining term of the loan.

The following assumptions were used to estimate the fair value of the warrants that were granted on March 28, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$7.04
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%

The Company recognized total interest expense in the amount of $883,474 for the warrants issued for the three months ended March 31, 2023 based on the estimated fair value of the awards on the date of grant in its condensed consolidated financial statements. The balance of the estimated fair value of the warrants of $1,417,551 will be amortized over the remaining term of the loan.

IPO Warrants

At March 31, 2023, there were warrants outstanding to purchase shares of the Company’s common stock issued in connection with AHAC’s initial public offering (the “IPO Warrants”). The IPO Warrants consist of (i) warrants to purchase up to 5,411,000 shares of the Company’s common stock that are issuable upon the exercise of 5,411,000 warrants (the “Private Placement Warrants”), originally issued in a private placement at a price of $1.00 per Private Placement Warrant in connection with the initial public offering of AHAC, and (ii) up to 5,250,000 shares of common stock that are issuable upon the exercise of 5,250,000 warrants (the “Public Warrants”), originally issued in AHAC’s initial public offering as part of the AHAC units at a price of $10.00 per unit, with each unit consisting of one share of the Company’s common stock and one-half of one Public Warrant. Each whole IPO Warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing 30 days after the completion of the Business Combination. However, the IPO Warrants are not exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the IPO Warrants. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the IPO Warrants is not effective within a specified period following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise IPO Warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9)of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their IPO Warrants on a cashless basis. In such event, each holder would pay the exercise price by surrendering the IPO Warrants for that number of shares of Company’s common stock equal to the quotient obtained by dividing (x) the product of the number of shares of Company’s common stock underlying the IPO Warrants, multiplied by the difference between the exercise price of the IPO Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the shares of Company’s common stock for the five trading days ending on the trading day prior to the date of exercise. The warrants will expire on February 14, 2028 at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company may call the Public Warrants for redemption, in whole and not In part, at a price of $0.01 per warrant,

●	at any time after the warrants become exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-trading-day period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

The right to exercise will be forfeited unless the IPO Warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a Public Warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

The redemption criteria for the IPO Warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the warrant exercise price so that if the share price declines as a result of our redemption call, the redemption will not cause the share price to drop below the exercise price of the warrants.

If the Company calls the IPO Warrants for redemption as described above, it’s management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of the Company’s common stock equal to the quotient obtained by dividing(x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose shall mean the average reported last sale price of the shares of common stock for the five trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

The IPO Warrants were issued in registered form under a warrant agreement. The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision but requires the approval, by written consent or vote, of the holders of at least 50% of the then-outstanding IPO Warrants in order to make any change that adversely affects the interests of the registered holders.

The exercise price and number of shares of the Company’s common stock issuable on exercise of the IPO Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation. However, except as described below, the IPO Warrants will not be adjusted for issuances of shares of the Company’s common stock at a price below their respective exercise prices.

For accounting purposes, the Company accounts for the Public Warrants in accordance with the guidance contained in ASC 480-10-25-8 and ASC 815-40 and are classified as an equity instrument.